RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Remuneration of Directors and Members of the Executive Committee
The remuneration of directors and members of the executive committee was as set forth in the table below.

	06/30/2022			06/30/2023
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	630	110	222	875	11	136
Executive committee	993	61	20	368	8	(169)
Board of directors	193			156	—	—
Total	1,816	171	242	1,399	19	(33)